Treasury risk management - Disclosure of Outstanding Fixed to Float Interest Rate Swaps (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€) USD ($)	Dec. 31, 2022 EUR (€) USD ($)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,416	991
Interest rate swap contract | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,605	1,923
Interest rate swap contract | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	3,566	3,606
EUR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	951	958
EUR | Interest rate swap contract | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,250	0
EUR | Interest rate swap contract | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,000	2,000
USD | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	363	764
USD | Interest rate swap contract | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument | $	1,355	1,923
USD | Interest rate swap contract | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,220	1,267
GBP | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	372	408
GBP | Interest rate swap contract | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	346	339